Expense Example	Jun. 25, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 188
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,136
Expense Example, with Redemption, 10 Years	2,538
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	$ 2,279